Leases - Maturities of Lease Liabilities (Details) $ in Millions	Dec. 31, 2020 USD ($)
Operating Leases
2021	$ 152
2022	152
2023	135
2024	116
2025	94
Thereafter	690
Total lease payments	1,339
Less: Imputed interest	348
Present value of lease liabilities	991
Finance Leases
2021	0
2022	0
2023	1
2024	1
2025	0
Thereafter	11
Total lease payments	13
Less: Imputed interest	10
Present value of lease liabilities	3
Legally binding lease payments for leases signed but not yet commenced	$ 51